Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
					Average	Average	Investment Based On:
	SCT Total	SCT Total	CAP	CAP	SCT Total	CAP		Peer		EBITDA
Fiscal	for CEO	for CEO	to CEO	to CEO	for Other	to Other	Argan, Inc.	Group	Net Income	as a % of
Year	Bosselmann(1)	Watson(2)	Bosselmann(1)	Watson(2)	NEOs(3)	NEOs(3)	TSR(4)	TSR(4)(5)	(in thousands)(6)	Revenues(7)
2025	$ n/a	$2,259,258	$ n/a	$10,930,961	$1,957,781	$4,137,089	$380	$359	$85,459	13.0%
2024	n/a	1,867,181	n/a	1,876,980	1,561,321	1,729,313	122	232	32,358	9.0%
2023	1,911,619	1,398,444	2,158,773	1,596,121	1,888,785	2,162,355	104	206	34,704	10.6%
2022	1,877,163	n/a	1,980,856	n/a	1,631,539	1,559,220	97	160	35,706	10.6%
2021	1,027,895	n/a	1,110,509	n/a	997,554	1,063,796	110	128	23,811	7.5%

(1)	Mr. Bosselmann served as Chairman of the Board and CEO for Fiscal 2021, Fiscal 2022, and a portion of Fiscal 2023, and is therefore included as the CEO in the table for each of these years.
(2)	Mr. Watson has served as CEO since August 16, 2022, and is therefore included as CEO for Fiscal 2023, Fiscal 2024, and Fiscal 2025.
(3)	Other NEOs include the following executives and their roles for each year:

Fiscal 2021 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins (Co-President, Gemma) and T. Colin Trebilcock (Co-President, Gemma).

Fiscal 2022 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr.  Collins (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma).

Fiscal 2023 and Fiscal 2024 – Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins (Chief Executive Officer, Gemma).

Fiscal 2025 - Mr. Baugher (Senior Vice President, Chief Financial Officer and Treasurer, effective September 16, 2024), Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary through September 15, 2024) and Mr. Collins (Chief Executive Officer, Gemma).

(4)	Cumulative total shareholder return is calculated based on the value of an initial fixed investment of $100 on January 31, 2020, assuming the reinvestment of dividends.
(5)	The peer group used for the calculations of the peer group total shareholder returns is the Dow Jones US Heavy Construction TSM index.
(6)	The amounts in this column represent the amounts of net income presented in our audited consolidated financial statements for the applicable fiscal year.
(7)	As discussed further in the “Executive Compensation Discussion and Analysis” section in this Proxy Statement, we believe that EBITDA, expressed as a percentage of corresponding revenues, is a meaningful performance measure as the percentage reflects our ability to convert dollars of revenues into earnings. Such percentages for each of the five years ended January 31, 2025, are calculated as follows:

	Fiscal	Fiscal	Fiscal	Fiscal	Fiscal
($s in thousands)	2025	2024	2023	2022	2021
Revenues	$874,179	$573,333	$455,040	$509,370	$392,206

Net income, as reported	$85,459	$32,358	$34,704	$35,706	$23,811
Income tax expense	25,745	16,575	11,296	11,356	1,074
Depreciation	1,905	2,013	2,983	3,367	3,715
Amortization of intangible assets	391	392	732	870	904
EBITDA	113,500	51,338	49,715	51,299	29,504
EBITDA of non-controlling interest	-	-	1,606	(2,538)	(40)
EBITDA attributable to the stockholders of Argan, Inc.	$113,500	$51,338	$48,109	$53,837	$29,544

EBITDA as a percent of revenues	13.0%	9.0%	10.6%	10.6%	7.5%

Company Selected Measure Name	EBITDA, expressed as a percentage of corresponding revenues
Named Executive Officers, Footnote
(1)	Mr. Bosselmann served as Chairman of the Board and CEO for Fiscal 2021, Fiscal 2022, and a portion of Fiscal 2023, and is therefore included as the CEO in the table for each of these years.
(2)	Mr. Watson has served as CEO since August 16, 2022, and is therefore included as CEO for Fiscal 2023, Fiscal 2024, and Fiscal 2025.
(3)	Other NEOs include the following executives and their roles for each year:

Fiscal 2021 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins (Co-President, Gemma) and T. Colin Trebilcock (Co-President, Gemma).

Fiscal 2022 – Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr.  Collins (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma).

Fiscal 2023 and Fiscal 2024 – Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins (Chief Executive Officer, Gemma).

Fiscal 2025 - Mr. Baugher (Senior Vice President, Chief Financial Officer and Treasurer, effective September 16, 2024), Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary through September 15, 2024) and Mr. Collins (Chief Executive Officer, Gemma).

Peer Group Issuers, Footnote
(5)	The peer group used for the calculations of the peer group total shareholder returns is the Dow Jones US Heavy Construction TSM index.

Adjustment To PEO Compensation, Footnote

	Chief Executive Officers
	Fiscal Year Ended January 31,
	2021	2022	2023	2023	2024	2025
	(Bosselmann)(1)	(Bosselmann)(1)	(Bosselmann)(1)	(Watson)(2)	(Watson)	(Watson)
Summary Compensation Table ("SCT") Total	$1,027,895	$1,877,163	$1,911,619	$1,398,444	$1,867,181	$2,259,258
Grant-date fair value of equity awards made during the year, as disclosed in the SCT	(601,061)	(1,425,250)	(949,952)	(759,962)	(886,169)	(1,115,375)
Fair value of unvested equity awards made during the year, measured as of year-end	854,824	657,043	946,327	757,062	1,014,585	3,351,672
Change in fair value of unvested equity awards granted in prior years, measured as of year-end	64,617	(364,221)	95,894	76,714	225,588	6,514,792
Change in fair value of vested equity awards granted in prior years, measured as of the vesting date	(235,766)	1,236,121	319,202	255,317	707	312,763
Change in fair value of equity awards granted in prior years that forfeited/failed to meet vesting conditions	–	–	(164,317)	(131,454)	(344,912)	(392,149)
Compensation Actually Paid	$1,110,509	$1,980,856	$2,158,773	$1,596,121	$1,876,980	$10,930,961

(1)	Mr. Bosselmann served as CEO for Fiscal 2021, Fiscal 2022, and a portion of 2023, and is therefore included as the CEO in the table for each of those years.
(2)	Mr. Watson has served as CEO since August 16, 2022, and is therefore included as CEO for Fiscal 2023, Fiscal 2024, and Fiscal 2025.

Non-PEO NEO Average Total Compensation Amount	$ 1,957,781	$ 1,561,321	$ 1,888,785	$ 1,631,539	$ 997,554
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,137,089	1,729,313	2,162,355	1,559,220	1,063,796
Adjustment to Non-PEO NEO Compensation Footnote

	Other Named Executive Officers Average
	Fiscal Year Ended January 31,

	2021(1)	2022(2)	2023(3)	2024(3)	2025(4)
Summary Compensation Table ("SCT") Total	$997,554	$1,631,539	$1,888,785	$1,561,321	$1,957,781
Grant-date fair value of equity awards made during the year, as disclosed in the SCT	(198,149)	(685,267)	(614,704)	(244,975)	(236,009)
Fair value of unvested equity awards made during the year, measured as of year-end	290,753	382,871	800,822	351,285	791,008
Change in fair value of unvested equity awards granted in prior years, measured as of year-end	28,431	(137,659)	57,748	99,404	1,558,611
Change in fair value of vested equity awards granted in prior years, measured as of the vesting date	(54,793)	367,736	114,006	11,016	123,099
Change in fair value of equity awards granted in prior years that forfeited/failed to meet vesting conditions	–	–	(84,302)	(48,738)	(57,401)
Compensation Actually Paid	$1,063,796	$1,559,220	$2,162,355	$1,729,313	$4,137,089
(1)	NEOs and their respective roles for Fiscal 2021: Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins (Co-President, Gemma) and T. Colin Trebilcock (Co-President, Gemma).
(2)	NEOs and their respective roles for Fiscal 2022: Mr. Watson (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary), Mr. Collins (Chief Executive Officer, Gemma) and Mr. Trebilcock (President, Gemma).
(3)	NEOs and their respective roles for Fiscal 2023 and Fiscal 2024: Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary) and Mr. Collins (Chief Executive Officer, Gemma).
(4)	NEOs and their respective roles for Fiscal 2025: Mr. Baugher (Senior Vice President, Chief Financial Officer and Treasurer, effective September 16, 2024), Mr. Deily (Senior Vice President, Chief Financial Officer, Treasurer and Corporate Secretary through September 15, 2024) and Mr. Collins (Chief Executive Officer, Gemma).

Tabular List, Table

As described further in the “Executive Compensation Discussion and Analysis” section of this Proxy Statement, our executive compensation is assessed using a variety of quantitative and qualitative factors. The list below presents the financial performance measures that are included for the most important factors in the determination of NEO compensation.

●	EBITDA
●	EBITDA, expressed as a percent of revenues
●	Selling, general and administrative expenses, expressed as a percent of revenues
●	Return on equity
●	Project backlog

Total Shareholder Return Amount	$ 380	122	104	97	110
Peer Group Total Shareholder Return Amount	359	232	206	160	128
Net Income (Loss)	$ 85,459,000	$ 32,358,000	$ 34,704,000	$ 35,706,000	$ 23,811,000
Company Selected Measure Amount	13	9	10.6	10.6	7.5
PEO Name	Mr. Watson
Revenues	$ 874,179,000	$ 573,333,000	$ 455,040,000	$ 509,370,000	$ 392,206,000
Net income, as reported	85,459,000	32,358,000	34,704,000	35,706,000	23,811,000
Income tax expense	25,745,000	16,575,000	11,296,000	11,356,000	1,074,000
Depreciation	1,905,000	2,013,000	2,983,000	3,367,000	3,715,000
Amortization of intangible assets	391,000	392,000	732,000	870,000	904,000
EBIDTA	113,500,000	51,338,000	49,715,000	51,299,000	29,504,000
EBITDA of non-controlling interest			1,606,000	(2,538,000)	(40,000)
EBITDA attributable to the stockholders of Argan, Inc.	$ 113,500,000	51,338,000	48,109,000	53,837,000	29,544,000
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA, expressed as a percent of revenues
Non-GAAP Measure Description
(7)	As discussed further in the “Executive Compensation Discussion and Analysis” section in this Proxy Statement, we believe that EBITDA, expressed as a percentage of corresponding revenues, is a meaningful performance measure as the percentage reflects our ability to convert dollars of revenues into earnings. Such percentages for each of the five years ended January 31, 2025, are calculated as follows:

	Fiscal	Fiscal	Fiscal	Fiscal	Fiscal
($s in thousands)	2025	2024	2023	2022	2021
Revenues	$874,179	$573,333	$455,040	$509,370	$392,206

Net income, as reported	$85,459	$32,358	$34,704	$35,706	$23,811
Income tax expense	25,745	16,575	11,296	11,356	1,074
Depreciation	1,905	2,013	2,983	3,367	3,715
Amortization of intangible assets	391	392	732	870	904
EBITDA	113,500	51,338	49,715	51,299	29,504
EBITDA of non-controlling interest	-	-	1,606	(2,538)	(40)
EBITDA attributable to the stockholders of Argan, Inc.	$113,500	$51,338	$48,109	$53,837	$29,544

EBITDA as a percent of revenues	13.0%	9.0%	10.6%	10.6%	7.5%

Measure:: 3
Pay vs Performance Disclosure
Name	Selling, general and administrative expenses, expressed as a percent of revenues
Measure:: 4
Pay vs Performance Disclosure
Name	Return on equity
Measure:: 5
Pay vs Performance Disclosure
Name	Project backlog
Bosselmann
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,911,619	1,877,163	1,027,895
PEO Actually Paid Compensation Amount			2,158,773	1,980,856	1,110,509
Watson
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,259,258	1,867,181	1,398,444
PEO Actually Paid Compensation Amount	10,930,961	1,876,980	1,596,121
PEO | Bosselmann | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(949,952)	(1,425,250)	(601,061)
PEO | Bosselmann | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			946,327	657,043	854,824
PEO | Bosselmann | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			95,894	(364,221)	64,617
PEO | Bosselmann | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			319,202	1,236,121	(235,766)
PEO | Bosselmann | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(164,317)
PEO | Watson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,115,375)	(886,169)	(759,962)
PEO | Watson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,351,672	1,014,585	757,062
PEO | Watson | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,514,792	225,588	76,714
PEO | Watson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,763	707	255,317
PEO | Watson | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(392,149)	(344,912)	(131,454)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(236,009)	(244,975)	(614,704)	(685,267)	(198,149)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	791,008	351,285	800,822	382,871	290,753
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,558,611	99,404	57,748	(137,659)	28,431
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,099	11,016	114,006	$ 367,736	$ (54,793)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (57,401)	$ (48,738)	$ (84,302)